Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of composition and movement in deferred taxes
	Investment
	properties
	and
	depreciable	Carry-
	fixed	forward
	assets	losses	Others	Total
	NIS in millions
Balance as of January 1, 2015	(3,840)	286	14	(3,540)
Initially consolidated subsidiaries	(1,866)	165	117	(1,584)
Amounts carried to foreign currency translation reserve	448	(24)	20	444
Amounts carried to other comprehensive Income	-	-	11	11
Amounts carried to other capital reserves	128	(3)	-	125
Amounts carried to income statement	193	(35)	(215)	(57)
Reclassification due to assets held for sale	45	-	-	45
Balance as of December 31, 2015	(4,892)	389	(53)	(4,556)
Discontinued operation	-	(39)	6	(33)
Amounts carried to foreign currency translation reserve	55	(3)	(1)	51
Amounts carried to other comprehensive loss	-	-	(2)	(2)
Amounts carried to other capital reserves	65	(1)	-	64
Amounts carried to income statement *)	(580)	178	(125)	(527)
Reclassification due to assets held for sale	1,209	-	-	1,209
Balance as of December 31, 2016	(4,143)	524	(175)	(3,794)
Deconsolidation of previously consolidated subsidiary	1,721	(81)	(1,295)	345
Amounts carried to foreign currency translation reserve	246	(13)	1	234
Amounts carried to other comprehensive income	-	-	(10)	(10)
Amounts carried to income statement	(37)	(217)	766	512
Classification to institutions	-	85	-	85
Reclassification due to assets held for sale	9	-	-	9
Balance as of December 31, 2017	(2,204)	298	(713)	(2,619)

*) An expense in the amount of NIS 149 million was recognized in discontinued operation.

Schedule of deferred taxes
	December 31
	2017	2016
	NIS in millions
Within non-current assets	20	15
Within non-current liabilities	(2,639)	(3,809)
	(2,619)	(3,794)

Schedule of taxes on income (tax benefit) included in the income statements
	Year ended December 31
	2017	2016	2015
	NIS in millions
Current taxes **)	147	32	77
Taxes in respect of prior years ***)	38	20	100
Deferred taxes ****)	(512)	101	(430)
	(327)	153	(253)

*)	Reclassified, refer to Note 2dd.
**)	Current income taxes include capital gain tax, withholding tax from interest and dividends paid by foreign subsidiaries to the Company, current tax expenses of subsidiaries of the Group companies operation, as well as current tax income recorded against current tax recognized in other comprehensive income, see Note 26e.
***)	In 2015 includes deferred taxes in respect of prior years in amount of NIS 75 million.
****)	As a result of the reduced tax rate, subsidiaries of the Company recognized tax income of NIS 421 million.

Schedule of reconciliation between statutory tax rate and effective tax rate
	Year ended December 31
	2017	2016 *)	2015 *)
	NIS in millions
Income before taxes on income	1,203	817	112
Statutory tax rate	24.0%	25.0%	26.5%
Tax calculated using statutory tax rate	289	204	30
Increase (decrease) in taxes resulting from permanent differences - the tax effect:
Tax exempt income, income subject to special tax rates and nondeductible expenses *)	(142)	(102)	58
Change in taxes resulting from carry-forward tax losses and other temporary differences for which no deferred taxes were provided, net	122	170	77
Tax effect in respect of new holding structure in Poland (Note 25j above)	-	-	(428)
Taxes with respect to prior years	30	20	105
Deferred taxes due to changes in tax rates	(442)	(44)	(53)
Taxes with respect to Company's share in earnings of equity- accounted investees, net	(129)	(26)	(31)
Difference in tax rate applicable to income of foreign companies and other differences	(55)	(69)	(11)
Taxes on income	(327)	153	(253)
Effective tax rate	0.0%	18.8%	0.0%

*)	Reclassified, refer to Note 2dd.